UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Haven Capital Management LLC
Address: 655 Third Avenue
         New York, NY  10017

13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:


         /s/ Stephen Ely                   New York, NY          01/20/2005
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-________________            ___________________________
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  97

Form 13F Information Table Value Total:  204,085
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

__     28-_________________          _______________________________

     [Repeat as necessary.]

FORM 13F INFORMATION TABLE

REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT

                           TITLE OF      VALUE     SHARES/   SH/ PUT/               INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER          CLASS        CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED     NONE
-----------------------    --------    ---------   --------  -------   ---   ----   -------  ----------  -------- --------  --------
AGILENT TECHNOLOGIES INC   COMMON      00846u101       2,083    86425  SH             SOLE                   0        0        86425
ABBOTT LABS                COMMON        2824100       3,685    78990  SH             SOLE                   0        0        78990
AUTO DATA PROCESSING       COMMON       53015103         295     6650  SH             SOLE                   0        0         6650
ALLMERICA FINL CORP        COMMON       19754100       1,691    51494  SH             SOLE                   0        0        51494
AMERICAN INTL GROUP INC    COMMON        2687410       1,905    29013  SH             SOLE                   0        0        29013
AIRSPAN NETWORKS           COMMON      00950H102          59    10889  SH             SOLE                   0        0        10889
AMGEN                      COMMON       31162100         627     9774  SH             SOLE                   0        0         9774
ANDREW CORP                COMMON       34425108       1,859   136400  SH             SOLE                   0        0       136400
ASIA PACIFIC FUND          COMMON       44901106         350    23922  SH             SOLE                   0        0        23922
AVERY DENNISON CORP        COMMON       53611109       1,658    27650  SH             SOLE                   0        0        27650
BECTON DICKINSON & CO      COMMON       75887109       2,684    47250  SH             SOLE                   0        0        47250
BELLSOUTH CORP             COMMON       79860102       1,477    53157  SH             SOLE                   0        0        53157
BANKNORTH GROUP INC NEW    COMMON      06646R107       1,548    42300  SH             SOLE                   0        0        42300
BERKSHIRE HATHAWAY         CL B         84670207         244       83  SH             SOLE                   0        0           83
ANHEUSER BUSCH COS INC     COMMON       35229103       2,400    47300  SH             SOLE                   0        0        47300
CITIGROUP INC              COMMON       17296710         796    16520  SH             SOLE                   0        0        16520
COMCAST CORP               COMMON       20030N20       4,542   138300  SH             SOLE                   0        0       138300
COSTCO WHOLESALE           COMMON      22160K105         399     8250  SH             SOLE                   0        0         8250
CROSS TIMBERS RTY TR       TR UNIT     22757R109         279     7000  SH             SOLE                   0        0         7000
COMPUTER SCIENCES CORP     COMMON      205363104        3426    60775  SH             SOLE                   0        0        60775
CISCO SYS INC              COMMON       17275R10       3.389   175398  SH             SOLE                   0        0       175398
CHEVRONTEXACO CORP         COMMON      166764100         315     6000  SH             SOLE                   0        0         6000
DIEBOLD INC                COMMON      253651103        5606   100590  SH             SOLE                   0        0       100590
DANAHER CORP DEL           COMMON      235851102         441     7674  SH             SOLE                   0        0         7674
DOVER CORP                 COMMON      260003108        2881    68700  SH             SOLE                   0        0        68700
AMDOCS                     ORD         G02602103        4745   180750  SH             SOLE                   0        0       180750
DEVON ENERGY CORP NEW      COMMON      25179M103       4.289   110212  SH             SOLE                   0        0       110212
ENGELHARD CORP             COMMON      292845104        3916   127675  SH             SOLE                   0        0       127675
E M C CORP MASS            COMMON      268648102        4592   308320  SH             SOLE                   0        0       308320
EQUITY OFFICE PRODS        COMMON      294741103         460    15803  SH             SOLE                   0        0        15803
FIRST FINL HLDGS INC       COMMON      320239106         327    10000  SH             SOLE                   0        0        10000
FLOUR CORP NEW             COMMON      343412102        4460    81825  SH             SOLE                   0        0        81825
GENERAL ELEC CO            COMMON      369604103        5145   140960  SH             SOLE                   0        0       140960
GENERAL GROWTH PPTYS INC   COMMON      370021107        4333   119825  SH             SOLE                   0        0       119825
GENVEC INC                 COMMON      37246C109          19    11367  SH             SOLE                   0        0        11367
HOME DEPOT INC             COMMON       43707610        4662   109075  SH             SOLE                   0        0       109075
HARTE-HANKS                COMMON      416196103         588    22615  SH             SOLE                   0        0        22615
HARTFORD FINL SVCS GRP     COMMON      416515104        1617    23330  SH             SOLE                   0        0        23330
HEWLETT PACKARD CO         COMMON      428236103        3803   181375  SH             SOLE                   0        0       181375
INTL BUSINESS MACHINES     COMMON      459200101        2736    27759  SH             SOLE                   0        0        27759
INTEL CORP                 COMMON      458140100         497    21235  SH             SOLE                   0        0        21235
INGERSOLL RAND CO          COMMON      G4776G101        2839    35350  SH             SOLE                   0        0        35350
JOHNSON & JOHNSON          CLASS A     478160104        2080    32800  SH             SOLE                   0        0        32800
J P MORGAN CHASE & CO      COMMON      46625H100        1429    36637  SH             SOLE                   0        0        36637
KING PHARMACEUTICALS       COMMON      495582108        2115   170550  SH             SOLE                   0        0       170550
KIMBERLY CLARK CORP        COMMON      494368103        4888    74273  SH             SOLE                   0        0        74273
KERR MCGEE CORP            COMMON      492386107        1150    19900  SH             SOLE                   0        0        19900
KYOCERA CORP               COMMON        6499260         231     3000  SH             SOLE                   0        0         3000
LEGGETT & PLATT INC        COMMON      524660107        4124   145070  SH             SOLE                   0        0       145070
LABORATORY CORP AMER HLD   COMMON      50540r409        6114   122723  SH             SOLE                   0        0       122723
LILLY ELI & CO             COMMON      532457108        1455    25643  SH             SOLE                   0        0        25643
MASCO CORP                 COMMON      574599106        4096   112130  SH             SOLE                   0        0       112130
MARSHALL ILSLEY            COMMON      571834100        1913    43275  SH             SOLE                   0        0        43275
3M CO                      COMMON      88579Y101        2049    24965  SH             SOLE                   0        0        24965
MOLEX INC CL A             NON VTG     608554200         797    29911  SH             SOLE                   0        0        29911
MERCK & CO INC             COMMON      589331107        2004    62350  SH             SOLE                   0        0        62350
MICROSOFT CORP             COMMON       59491810        2414    90335  SH             SOLE                   0        0        90335
MURPHY OIL CORP            COMMON      626717102        1311    16300  SH             SOLE                   0        0        16300
MEADWESTVACO CORP          COMMON      583334107        4610   136040  SH             SOLE                   0        0       136040
NOBLE ENERGY               COMMON      655044105        2272    36850  SH             SOLE                   0        0        36850
NABORS INDUSTRIES LTD      COMMON      G6359F103        2463    48025  SH             SOLE                   0        0        48025
NORTH FORK BANCORP         COMMON      659424105        1461    50625  SH             SOLE                   0        0        50625
OPTIMARK TECHNOLOGIES      SER B CV
                           PART P      683990204           1    15000  SH             SOLE                   0        0        15000
PEPSICO INC                COMMON      713448108         529    10129  SH             SOLE                   0        0        10129
PFIZER INC                 COMMON      717081103        2173    80809  SH             SOLE                   0        0        80809
PRINCIPAL FINL GROUP       COMMON      74251V102        3929    95975  SH             SOLE                   0        0        95975
PROCTOR & GAMBLE CO        COMMON      742718109         418     7580  SH             SOLE                   0        0         7580
PENTAIR INC                COMMON      709631105        3202    73500  SH             SOLE                   0        0        73500
PLATINUM UNDERWRITER       COMMON      G7127P100        1729    55600  SH             SOLE                   0        0        55600
PRAXAIR INC                COMMON      74005p104        4617   104570  SH             SOLE                   0        0       104570
PIONEER NATURAL RESOURCES  COMMON      723787107        2761    78650  SH             SOLE                   0        0        78650
ROYAL DUTCH PETE CO        NY REG
                           SHARES      780257804        1727    30100  SH             SOLE                   0        0        30100
M S EASTERN EUROPE FUND    COMMON      616988101         290    10500  SH             SOLE                   0        0        10500
SBC COMMUNICATIONS  INC    COMMON      78387G103        2113    82000  SH             SOLE                   0        0        82000
SCHERING PLOUGH            COMMON      806605101        1167    55900  SH             SOLE                   0        0        55900
SAUER-DANFOSS INC          COMMON      804137107        3696   169450  SH             SOLE                   0        0       169450
SILGAN HOLDINGS INC        COMMON      827048109        2614    42875  SH             SOLE                   0        0        42875
SONOCO PRODUCTS            COMMON      835495102        1881    63428  SH             SOLE                   0        0        63428
SOVEREIGN BANCORP          COMMON      845905108        3858   171085  SH             SOLE                   0        0       171085
ST PAUL COS INC            COMMON      792860108         816    22000  SH             SOLE                   0        0        22000
STATE STREET CORP          COMMON      857477103         861    17525  SH             SOLE                   0        0        17525
STRYKER CORP               COMMON      863667101         241     5000  SH             SOLE                   0        0         5000
SYSCO CORP                 COMMON      871829107        2565    67200  SH             SOLE                   0        0        67200
TDC A/S                    DEPOSITORY
                           RECEIPT     87236N102        1204    56600  SH             SOLE                   0        0        56600
TOYS 'R' US                COMMON      892335100        4255   207875  SH             SOLE                   0        0       207875
TIME WARNER                COMMON      887317105        1398    71895  SH             SOLE                   0        0        71895
TEXAS INSTRS INC           COMMON      882508104        3317   134740  SH             SOLE                   0        0       134740
UNITED PARCEL SERVICE IN   CL B        911312106        1637    19150  SH             SOLE                   0        0        19150
U S BANCORP DEL            COMMON      902973304        2777    88650  SH             SOLE                   0        0        88650
UNITED TECHNOLOGIES CORP   COMMONG     913017109        1871    18100  SH             SOLE                   0        0        18100
V F CORP                   COMMON      918204108        1351    24400  SH             SOLE                   0        0        24400
VIACOM INC                 CL B        925524308        2651    72850  SH             SOLE                   0        0        72850
WAL MART STORES            COMMON       93114210         214     4050  SH             SOLE                   0        0         4050
WEINGARTEN RLTY INVS       SH BEN INT  948741103         541    13500  SH             SOLE                   0        0        13500
WATTS INDS INC             CL A        942749102        2276    70600  SH             SOLE                   0        0        70600
XL CAPITAL LTD             CL A        G98255105        3709    47763  SH             SOLE                   0        0        47763
EXXON MOBIL CORP           COMMON      30231G102         723    14113  SH             SOLE                   0        0        14113
                                                     -------  -------                                                        -------
   Report Totals                                     204,085  6152544                                                        6152544